NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund

NVIT Amundi Multi Sector Bond Fund

NVIT AQR Large Cap Defensive Style Fund

NVIT BlackRock Equity Dividend Fund

NVIT BNY Mellon Core Plus Bond Fund

NVIT BNY Mellon Dynamic U.S. Core Fund

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

NVIT Bond Index Fund

NVIT Calvert Equity Fund

NVIT Columbia Overseas Value Fund

NVIT Core Bond Fund

NVIT DoubleLine Total Return Tactical Fund

NVIT Emerging Markets Fund

NVIT Federated High Income Bond Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT International Index Fund

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund)

NVIT J.P. Morgan Digital Evolution Strategy Fund

NVIT J.P. Morgan Innovators Fund

NVIT J.P. Morgan Large Cap Growth Fund

NVIT J.P. Morgan U.S. Equity Fund

NVIT J.P. Morgan US Technology Leaders Fund

NVIT Jacobs Levy Large Cap Core Fund

NVIT Jacobs Levy Large Cap Growth Fund

NVIT Loomis Short Term Bond Fund

NVIT Mid Cap Index Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT NS Partners International Focused Growth Fund

NVIT Real Estate Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund)

Supplement dated September 12, 2024

to the Statement of Additional Information (“SAI”) dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Effective October 1, 2024, the paragraph relating to the NVIT BNY Mellon Dynamic U.S. Equity Income Fund under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” on page 71 of the SAI is deleted in its entirety and replaced with the following:

Until at least April 30, 2026, for the NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses (without exclusions) for the Fund’s share classes as follows: 0.76%, 0.93%, 0.63%, 0.51% and 0.88% for Class I, Class II, Class X, Class Y and Class Z shares, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE